Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
The computation of basic and diluted net loss per share of common stock attributable to common stockholders was as follows (in thousands, except for per share data):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net loss	$(243,977)	$(50,078)
Effect of dilutive securities:
Interest expense to be recognized upon conversion of Convertible Notes (1)	—	(55,185)
Numerator for diluted EPS - Net loss after the effect of dilutive securities	$(243,977)	$(105,263)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic	226,410	222,276
Convertible Notes (1)	—	24,855
Diluted weighted average shares	226,410	247,131
Net loss per share of common stock:
Basic	$(1.08)	$(0.23)
Diluted	$(1.08)	$(0.43)
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(1)Adjustment is under the “if-converted” method. Adjustments for the three months ended March 31, 2022 include write-off of $62.3 million unamortized debt discount of the Convertible Notes as of December 31, 2021, offset by the $7.1 million interest expense recorded in net loss of three months ended March 31, 2022.
The computation of basic and diluted net loss per share of common stock attributable to common stockholders was as follows (in thousands, except for per share data):

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net loss	$(237,950)	$(250,006)	$(127,007)
Effect of dilutive securities:
Interest expense to be recognized upon conversion of Convertible Notes (1)	(32,330)	—	—
Numerator for diluted EPS - Net loss after the effect of dilutive securities	(270,280)	(250,006)	(127,007)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic	224,301	120,886	4,385
Convertible Notes (1)	24,855	—	—
Diluted weighted average shares	249,156	120,886	4,385
Net loss per share of common stock:
Basic	$(1.06)	$(2.07)	$(28.96)
Diluted	$(1.08)	$(2.07)	$(28.96)
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(1)Adjustment is under the “if-converted” method. Adjustment for the year ended December 31, 2022 includes write-off of $62.3 million unamortized debt discount of the Convertible Notes as of December 31, 2021, offset by the $30.0 million interest expense recorded in net loss for the year ended December 31, 2022.

Potentially Dilutive Securities Excluded from the Diluted Per Share Calculation	The potentially dilutive securities were as follows (in thousands):

March 31, 2023
Stock options and RSUs to purchase common stock	27,765
Warrants to purchase common stock	1
Convertible notes (2)	35,535
Total	63,301
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(2)Calculated based on the Convertible Notes balance inclusive PIK interest as of March 31, 2023 and the optional conversion prices as described in Note 4, Debt.
The potentially dilutive securities were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Convertible preferred stock(1)	—	—	115,576
Warrants to purchase convertible preferred stock	—	—	508
Stock options and RSUs to purchase common stock	23,337	22,773	23,526
Warrants to purchase common stock	1	1	4,596
	23,338	22,774	144,206
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(1)Represents the shares of common stock that the convertible preferred stock is convertible into.